Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.50%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	$ 2,100
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	400
Valuation allowance	1,437	$ 1,705
Gross unrecognized tax benefits that would reduce income tax expense and effective tax rate, if recognized	469	444	$ 469
Accrued interest and penalties related to unrecognized tax benefits	181	234	221
Additional accrued interest related to unrecognized tax benefits	47	43	22
Reductions in accrued interest as a result of audit settlements and other prior-year adjustments	100	30	32
Unrecognized tax benefits, reasonably possible reduction due to payments for or resolution of open tax matters	21
Adjustments to Income Tax Expense, Income Tax Benefit from Share-based Compensation	52	125
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation			$ 207
International Theme Parks
Income Taxes [Line Items]
Valuation allowance	1,100	1,300
Loss from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest	$ 200	$ 200
Tax Credit Carryforward, Description		indefinite carryforward period in France and Hong Kong and a five-year carryforward period in China
Scenario, Plan
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Cash and Cash Equivalents
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent	15.50%
Residual Earnings
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent	8.00%
Minimum | Scenario, Plan
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent	13.00%
Maximum | Scenario, Plan
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent	16.00%
CHINA | International Theme Parks
Income Taxes [Line Items]
Tax Credit Carryforward, Period	5 years